UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07666

Name of Fund: BlackRock Investment Quality Municipal Income Trust (RFA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Investment Quality Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 0.7%
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	$90	$89,729

California — 21.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	195	201,337
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	200	205,304
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	130	130,737
St. Joseph Health System, Series A, 5.75%, 7/01/39	195	182,380
Sutter Health, Series B, 6.00%, 8/15/42	120	121,693
California State Public Works Board, RB, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	300	306,552
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/35	395	384,746
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	200	202,968
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	240	240,658
San Francisco City & County Airports Commission, Refunding RB, Second Series A-3, Mandatory Put Bonds, AMT, 6.75%, 5/01/19 (a)	500	500,155
State of California, GO, Various Purpose, 6.00%, 3/01/33	185	197,663

		2,674,193

Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	155	155,189

Municipal Bonds	Par (000)	Value

Delaware — 1.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	$175	$170,742

Florida — 5.5%
Arborwood Community Development District, Special Assessment Bonds, Master Infrastructure Projects, Series B, 5.10%, 5/01/14	200	163,622
Manatee County Housing Finance Authority, RB, Series A, AMT (Ginnie Mae), 5.90%, 9/01/40	150	159,271
Village Center Community Development District, RB, Series A (NPFGC), 5.00%, 11/01/32	450	367,461

		690,354

Georgia — 4.4%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	500	559,470

Illinois — 6.4%
City of Chicago Illinois, Refunding RB, General, Third Lien, Series C, 6.50%, 1/01/41 (b)	95	101,236
County of Cook Illinois, GO, Refunding, Series A, 5.25%, 11/15/33	100	100,072
Illinois Finance Authority, RB, Navistar International, Recovery Zone, 6.50%, 10/15/40	75	75,329
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	250	258,717
OSF Healthcare System, Series A, 6.00%, 5/15/39	150	144,870
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	100	96,488
6.00%, 6/01/28	30	28,852

		805,564

Indiana — 2.7%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	335	343,442

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	APRIL 30, 2011	1

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kansas — 2.1%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	$250	$259,480

Kentucky — 4.2%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	100	94,878
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	220	232,025
Louisville/Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37	215	210,479

		537,382

Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	100	100,386

Maryland — 1.1%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	145	138,740

Massachusetts — 7.2%
Massachusetts Development Finance Agency, Refunding RB, Trustees of Deerfield Academy, 5.00%, 10/01/40	125	127,633
Massachusetts HFA, HRB, Series B, AMT, 5.50%, 6/01/41	185	172,176
Massachusetts HFA, Refunding HRB, Series F, AMT, 5.70%, 6/01/40	250	241,390
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	120	109,632
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	250	258,662

		909,493

Michigan — 7.1%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	290	276,005
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	250	260,037
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	325	368,475

		904,517

Nebraska — 0.3%
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	45	43,963

Municipal Bonds	Par (000)	Value

Nevada — 5.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	$250	$265,505
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	440	443,846

		709,351

New Jersey — 6.3%
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	175	173,049
School Facilities Construction, Series AA, 5.50%, 12/15/29	250	259,772
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	165	166,162
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.88%, 12/15/38	190	198,100

		797,083

New York — 4.9%
New York City Municipal Water Finance Authority, RB, Second General Resolution, Series EE, 5.38%, 6/15/43	55	56,727
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	250	252,663
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	85	85,080
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	225	230,384

		624,854

North Carolina — 2.5%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	395	319,508

Pennsylvania — 5.8%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	300	313,128
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.15%, 4/01/38	200	191,570
Pennsylvania Turnpike Commission, RB, Sub-Series C (AGC), 6.25%, 6/01/38	215	233,086

		737,784

Texas — 8.6%
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	140	148,789
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	250	271,522

2	BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Lower Colorado River Authority, RB, 5.75%, 5/15/28	$120	$126,348
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	280	285,158
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	250	256,475

		1,088,292

Virginia — 2.2%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	250	275,750

Total Municipal Bonds – 102.1%		12,935,266

Municipal Bonds Transferred to Tender Option Bond Trusts (c)

California — 20.9%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	300	307,770
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	300	279,513
Los Angeles Community College District California, GO, Election of 2008:
Series A, 6.00%, 8/01/33	700	755,308
Series C, 5.25%, 8/01/39	390	393,955
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	60	58,253
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	615	630,736
University of California, RB, Series O, 5.75%, 5/15/34	210	223,467

		2,649,002

District of Columbia — 4.1%
District of Columbia, RB, Series A, 5.50%, 12/01/30	195	212,086
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	300	311,618

		523,704

Florida — 4.1%
Hillsborough County Aviation Authority, RB, Series A, AMT (AGC), 5.50%, 10/01/38	280	264,774
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	240	255,129

		519,903

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

Illinois — 5.5%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	$400	$442,992
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	250	252,716

		695,708

Nevada — 4.3%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	500	540,415

New Hampshire — 1.4%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	165	170,846

New Jersey — 2.4%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	300	299,589

New York — 6.6%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	240	257,441
Series FF-2, 5.50%, 6/15/40	255	265,764
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	300	305,796

		829,001

Ohio — 1.6%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	230	205,905

South Carolina — 4.2%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	510	534,653

Texas — 5.6%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	300	316,312
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	400	396,572

		712,884

Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	130	130,407

Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	240	219,631

Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 63.4%		8,031,648

BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	APRIL 30, 2011	3

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

		Value

Total Long-Term Investments
(Cost – $20,817,868) – 165.5%		$20,966,914

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.23% (d)(e)	607,720	607,720

Total Short-Term Securities
(Cost – $607,720) – 4.8%		607,720

Total Investments
(Cost – $21,425,588*) – 170.3%		21,574,634
Other Assets Less Liabilities – 1.0%		133,379
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (35.2)%		(4,461,916)
Preferred Shares, at Redemption Value – (36.1)%		(4,575,155)

Net Assets – 100.0%		$12,670,942

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$17,027,531

	Gross unrealized appreciation	$593,549
	Gross unrealized depreciation	(505,165)

	Net unrealized appreciation	$88,384

(a)	Variable rate security. Rate shown is as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Citigroup Global Markets	$101,236	$1,022

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Represents the current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at April 30, 2011	Income

FFI Institutional Tax-Exempt Fund	353,621	254,099	607,720	$261

•	Financial futures contracts sold as of April 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

7	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$829,596	$(18,388)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

4	BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	APRIL 30, 2011

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Income Trust (RFA)

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$20,966,914	—	$20,966,914
Short-Term Securities	$607,720	—	—	607,720

Total	$607,720	$20,966,914	—	$21,574,634

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(18,388)	—	—	$(18,388)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	APRIL 30, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Investment Quality Municipal Income Trust

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Income Trust

Date: June 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Income Trust

Date: June 24, 2011